Subsequent Events (Details) - shares	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Ordinary shares, authorized	500,000,000	500,000,000
August 6, 2019 [Member]
Statement Line Items [Line Items]
Ordinary shares, authorized	10,000,000,000